Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10.	Intangible assets

			Other intangible assets
					Non-
			Customer		compete	Information
	Note	Goodwill	relationships	Trademarks	agreements	technology	Total
Cost
Balance at December 31, 2019**		1,331,130	481,428	85,755	11,933	17,620	1,927,866
Additions through business combinations*	5	173,323	88,692	627	3,984	3,226	269,852
Other additions		-	-	-	-	1,665	1,665
Sale of business		(715)	-	-	-	(30)	(745)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		19,888	6,219	1,034	227	483	27,851
Balance at December 31, 2020**		1,523,626	574,942	86,402	14,688	22,524	2,222,182
Additions through business combinations*	5	49,221	29,130	4,166	4,405	7,069	93,991
Other additions		-	3,263	-	-	3,880	7,143
Extinguishments		-	(18,357)	(1,178)	(1,027)	(1,510)	(22,072)
Effect of movements in exchange rates		(556)	(464)	(579)	(118)	33	(1,684)
Balance at December 31, 2021		1,572,291	588,514	88,811	17,948	31,996	2,299,560

Amortization and impairment losses
Balance at December 31, 2019**		146,890	219,764	40,181	4,470	13,511	424,816
Amortization		-	39,580	3,897	2,160	2,576	48,213
Sale of business		-	-	-	-	(28)	(28)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		1,126	3,652	572	130	345	5,825
Balance at December 31, 2020**		148,016	261,599	43,636	5,304	15,964	474,519
Amortization		-	44,862	3,274	3,378	3,729	55,243
Extinguishments		-	(18,357)	(1,178)	(1,027)	(1,509)	(22,071)
Effect of movements in exchange rates		(536)	(526)	(57)	11	56	(1,052)
Balance at December 31, 2021		147,480	287,578	45,675	7,666	18,240	506,639

Net carrying amounts
At December 31, 2020**		1,375,610	313,343	42,766	9,384	6,560	1,747,663
At December 31, 2021		1,424,811	300,936	43,136	10,282	13,756	1,792,921
* Includes
non-material
adjustments to prior year’s acquisitions
** Recasted for change in accounting policy following the 2021 IFRS Interpretation Committee’s agenda decision on
Configuration or Customization Cost in a Cloud Computing Arrangement (IAS 38 Intangible Assets)
. Implementation costs on cloud computing arrangements, previously capitalized, are expensed as incurred. The result was a decrease in intangible assets of $2.1 million, a decrease in deferred tax liabilities of $0.5 million, and a decrease in retained earnings of $1.6 million reflected in the closing balances of December 31, 2019.
At December 31, 2021, the Group performed its annual impairment testing for indefinite life trademarks. The Group estimated the value in use to be $36.6 million (2020 - $42.6 million) compared to its carrying value of $27.5 million (2020 - $31.6 million), resulting in no impairment charge. Management used the relief-from-royalty method and discount rates between 6.7% and 9.9% (2020 – between 6.6% and 9.7%) in its analysis.
In 2021, the Group rebranded a subsidiary by initiating a change of name. The Group estimates that previous tradename will retain value for a 2-year period during the transition. Accordingly, the amortization period to has been changed from indefinite life 2 years for the remaining net book value of this subsidiary of $3.5 million.
In 2020, the Group reassessed useful lives of some operational trademarks from finite to indefinite representing a carrying value of $6.3 million. Brand recognition as well as management intent to keep the brands indefinitely were decisive factors leading to this conclusion. At the time of change in estimate, which was applied prospectively, the Group tested these trademarks for impairment, which resulted in no impairment charge.

At December 31, 2021, the Group performed its annual goodwill impairment tests for operating segments which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2021	December 31, 2020
Package and Courier	190,853	189,533
Less-Than-Truckload
Canadian Less-Than-Truckload	137,638	136,914
Truckload
Canadian Truckload	93,152	86,416
U.S. Truckload	245,570	244,824
Specialized Truckload	431,761	394,303
Logistics	325,837	323,620
	1,424,811	1,375,610
The results as at December 31, 2021 determined that the recoverable amounts of the Group’s operating segments exceeded their respective carrying amounts.
The recoverable amounts of the Group’s operating segments were determined using the value in use approach. The value in use methodology is based on discounted future cash flows. Management believes that the discounted future cash flows method is appropriate as it allows more precise valuation of specific future cash flows.
In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax
discount rates as follows:

Reportable segment / operating segment	2021	2020
Package and Courier	9.3%	9.1%
Less-Than-Truckload
Canadian Less-Than-Truckload	9.3%	9.1%
Truckload
Canadian Truckload	11.7%	11.5%
U.S. Truckload	10.5%	10.3%
Specialized Truckload	10.5%	10.3%
Logistics	8.7%	8.5%
The discount rates were estimated based on past experience, and industry average weighted average cost of capital, which were based on a possible range of debt leveraging of 40.0% (2020 – 40.0%) at a market interest rate of 5.7% (2020 – 5.9%).
First year cash flows were projected based on forecasted cash flows which are based on previous operating results adjusted to reflect current economic conditions. For a further
4-year
period, cash flows were extrapolated using an average growth rate of 2.0% (2020 – 2.0%) in revenues and margins were adjusted where deemed appropriate. The terminal value growth rate was 2.0% (2020 – 2.0%). The values assigned to the key assumptions represent management’s assessment of future trends in the transportation industry and were based on both external and internal sources (historical data).